LEASE LIABILITY	12 Months Ended
Dec. 31, 2020
LEASE LIABILITY
LEASE LIABILITY

15.    LEASE LIABILITY

Total
Balance at January 1, 2019	$1,289,106

Interest expense	128,911
Lease payments	(513,138)
Balance at December 31, 2019	$904,879

Lease Liability, current	$436,352
Lease Liability, non-current	$468,527

Addition and lease modification	478,280
Interest expense	106,843
Lease payments	(550,211)
Balance at December 31, 2020	$939,791

Lease Liability, current	$342,910
Lease Liability, non-current	$596,881

The maturity analysis of the undiscounted contractual balances of the lease liabilities is as follows:
In one year or less	$484,782
In more than one year, but not more than five years	664,848
$1,149,630